CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ (1,946,468)	$ 5,082	$ 7,449	$ (106,569)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	8,694	3,913	9,938	5,444
Provision for credit losses	36,745	23,933	59,134	11,109
Share-based compensation	10,134	3,777	24,330	26,667
Deferred income taxes	1	(88)	(261)	(665)
Other	0	19	2,400	834
Changes in operating assets and liabilities:
Segregated securities under federal and other regulations	(214,990)	0	(134,994)	0
Receivables from brokers, dealers and clearing organizations	(85,291)	(116,703)	(103,787)	(9,081)
Receivables from users, net	(2,104,430)	(769,581)	(2,771,967)	(64,711)
Deposits with clearing organizations	(46,690)	(113,112)	(103,037)	(85,547)
Other current and non-current assets	(730,233)	(156,252)	(848,538)	(47,758)
Accounts payable and accrued expenses	182,214	18,248	67,117	13,895
Payables to users	1,870,939	2,913,253	3,532,091	802,817
Securities loaned	721,782	91,468	1,247,089	674,029
Other current and non-current liabilities	676,393	159,206	889,290	39,621
Net cash provided by (used in) operating activities	399,121	2,063,163	1,876,254	1,260,085
Investing activities:
Purchase of property, software and equipment	(22,085)	(11,689)	(24,443)	(7,255)
Capitalization of internally developed software	(5,777)	(4,573)	(7,887)	(5,198)
Sales, maturities and paydowns of marketable securities			0	141
Net cash used in investing activities	(27,862)	(16,262)	(32,330)	(12,312)
Financing activities:
Proceeds from issuance of convertible notes and warrants	3,551,975	0
Draws on credit facilities	1,348,276	907,700	937,700	137,000
Repayments on credit facilities	(1,348,276)	(892,700)	(937,700)	(137,000)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	557,297	1,267,328	372,733
Proceeds from exercise of stock options, net of repurchases	6,690	584	8,555	2,617
Net cash provided by financing activities	3,558,665	572,881	1,275,883	375,350
Effect of foreign exchange rate changes on cash and cash equivalents	52	(174)	284	179
Net increase in cash, cash equivalents, segregated cash and restricted cash	3,929,976	2,619,608	3,120,091	1,623,302
Cash, cash equivalents, segregated cash and restricted cash, beginning of the period	6,189,659	3,069,568	3,069,568	1,446,266
Cash, cash equivalents, segregated cash and restricted cash, end of the period	10,119,635	5,689,176	6,189,659	3,069,568
Cash and cash equivalents, end of the period	5,077,752	794,482	1,402,629	644,050
Segregated cash, end of the period	5,024,610	4,887,330	4,779,666	2,420,354
Restricted cash, end of the period	17,273	7,364	7,364	5,164
Cash, cash equivalents, segregated cash and restricted cash, end of the period	10,119,635	5,689,176	6,189,659	3,069,568
Supplemental disclosures:
Cash paid for interest	3,083	2,582	3,207	621
Cash paid for income taxes	$ 3,128	$ 417	$ 5,689	$ 1,396